Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
NOTE 6:-	PROPERTY, PLANT AND EQUIPMENT, NET

	December 31,
	2020	2019
Cost:

Computer and peripheral equipment	$4,720	$3,748
Office furniture and equipment	2,233	1,818
Machinery and equipment	16,968	13,823
Leasehold improvements	8,627	8,337
Building and land	15,648	6,524

	48,196	34,250

Accumulated depreciation	(18,941)	(16,761)

Property, plant and equipment, net	$29,255	$17,489

Depreciation expenses for the years ended December 31, 2020, 2019 and 2018 were $3,492, $3,611, and $3,900, respectively.

During the years ended December 31, 2020, 2019 and 2018, the Company recorded a reduction of $1,621, $868 and $861, respectively to the cost and accumulated depreciation of fully depreciated equipment no longer used.